SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Oct. 31, 2021	Jul. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 10 – SUBSEQUENT EVENTS

On November 14, 2021, we issued two (2) million common stock purchase warrants with a three-year expiration and $0.01 strike price to Stephen Kwolek for Advisory Board services.

On November 28, 2021 we issued 99,868 series B preferred shares of HMLA stock for 2,036,188 common shares of GenBio, Inc., representing 19.9% ownership. GenBio, Inc is a biotechnology company that researches natural products that act on new molecular pathways, primarily to suppress inflammation at critical points in these biochemical pathways. The Company’s research has shown that these active compounds decrease obesity-induced increases in abdominal fat pads, blood pressure, fatty liver and insulin resistance. Based on a stock price at closing of .0019 and 99,868,000 common stock equivalents, this values the investment at $189,749. The GenBio transaction is being accounted for as an investment on our balance sheet. We will not consolidate GenBio’s financial statements.

On January 1, 2022, we issued 99,868 series B preferred shares of HMLA stock for 1,242,000 Member Interests of The Agrarian Group, LLC (“TAG”) representing 19.9% ownership. Based on a stock price at closing of .0012 and 99,868,000 common stock equivalents, this values the investment at $119,841. The TAG transaction is being accounted for as an investment on our balance sheet. We will not consolidate TAG’s financial statements.

On February 1, 2022, we issued 2,000 Series B Preferred shares to a consultant for corporate development services.

Note 10 – SUBSEQUENT EVENTS

On August 4, 2021 a third-party lender converted $14,600 into 3,743,590 shares of common stock

On August 23 2021 a third-party lender converted $10,100 into 3,740,741 shares of common stock

On August 24, 2021 a third-party lender converted $7,449 into 2,979,564 shares of common stock

On August 27, 2021 a third-party lender converted $9,000 into 3,743,590 shares of common stock

On September 20, 2021, the Company entered into negotiation to acquire 100% interest in OTC Watch LLC in exchange for shares of Preferred B series stock. The transaction has since been canceled after due diligence.

On September 25, 2021, we issued 20,000 Series B Shares to a consultant for services.

On November 14, 2021, the Company issued two million common stock purchase warrants with a three-year expiration and $0.01 strike price for Services.

On November 28, 2021 we issued 99,868 series B preferred shares of HMLA stock for 2,036,188 common shares of GENBIO Inc., representing 19.9%ownership. The GENBIO transaction is being accounted for as an investment on our balance sheet. We will not consolidate GENBIO’s financial statements. GenBio Inc is a Biotechnology Company that researches natural products that act on new molecular pathways, primarily to suppress inflammation at critical points in these biochemical pathways. The Company’s research has shown that these active compounds decrease obesity-induced increases in abdominal fat pads, blood pressure, fatty liver and insulin resistance. The GenBio transaction is being accounted for as an investment on our balance sheet. We will not consolidate GenBio’s financial statements.

On January 1, 2022, we issued 99,868 series B preferred shares of HMLA stock for 1,242,000 Member Interests of The Agrarian Group, LLC (“TAG”) representing 19.99% ownership. TAG offers a supply chain management platform and artificial intelligence software that assists in agriculture shipments and indoor farming. In the future, the business intends to support the broader agricultural market including the broader produce market, but may serve the cannabis sector. TAG offers a technology platform that aids cultivation and does not and will not in the future be involved in cannabis development directly and will not touch the cannabis plant. The TAG transaction is being accounted for as an investment and is being accounted for as an investment on our balance sheet. As a result, we will not consolidate TAG’s financial statements.

Prior to the transactions above there was no common ownership in the companies. The Company did not have any ownership interest in GenBio, Inc. or TAG.

On February 1, 2022, we issued 2,000 Series B Preferred shares to a consultant.